Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,952.9	$ 6,052.7
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,824.2	2,791.7
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,825.0	1,901.4
Powersports PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	882.8	799.8
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 420.9	$ 559.8